Lessor Commitments - Disclosure of Finance Lease and Operating Lease by Lessor (Details) - NZD ($) $ in Thousands	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Disclosure of finance lease and operating lease by lessor [line items]
Total minimum lease payments	$ 934	$ 166	$ 1,579
Not Later than One Year [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Total minimum lease payments	441	166	503
Between One Year and Five Years [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Total minimum lease payments	493		1,076
Later than Five Years [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Total minimum lease payments